                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                     VAN KAMPEN ASSET ALLOCATION PORTFOLIO

                     SUPPLEMENT DATED APRIL 23, 2002 TO THE
         CLASS I AND CLASS II SHARES PROSPECTUSES DATED APRIL 18, 2001

    The Prospectuses are hereby supplemented as follows:

    The shareholders of the Van Kampen Life Investment Trust Asset Allocation Portfolio (the "Portfolio") approved the reorganization of the Portfolio into the Van Kampen Life Investment Trust Enterprise Portfolio at a special shareholders meeting on April 23, 2002. Effective close of business April 29, 2002, the Portfolio will suspend the continuous offering of its shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT AA1 4/02A

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN DOMESTIC INCOME PORTFOLIO

                     SUPPLEMENT DATED APRIL 23, 2002 TO THE
         CLASS I AND CLASS II SHARES PROSPECTUSES DATED APRIL 18, 2001

    The Prospectuses are hereby supplemented as follows:

    The shareholders of the Van Kampen Life Investment Trust Domestic Income Portfolio (the "Portfolio") approved the reorganization of the Portfolio into the Van Kampen Life Investment Trust Government Portfolio at a special shareholders meeting on April 23, 2002. Effective close of business April 29, 2002, the Portfolio will suspend the continuous offering of its shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT DI1 4/02A

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN STRATEGIC STOCK PORTFOLIO

                     SUPPLEMENT DATED APRIL 23, 2002 TO THE
         CLASS I AND CLASS II SHARES PROSPECTUSES DATED APRIL 18, 2001

    The Prospectuses are hereby supplemented as follows:

    The shareholders of the Van Kampen Life Investment Trust Strategic Stock Portfolio (the "Portfolio") approved the reorganization of the Portfolio into the Van Kampen Life Investment Trust Growth and Income Portfolio at a special shareholders meeting on April 23, 2002. Effective close of business April 29, 2002, the Portfolio will suspend the continuous offering of its shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT SS1 4/02
                                                                             160